Leases (Details) - Schedule of supplemental cash flow information related to leases	12 Months Ended
Oct. 31, 2021 USD ($)
Lease Cost
Operating lease cost (included in general and administrative expenses in the Company’s statement of operations)	$ 48,332
Other Information
Cash paid for amounts included in the measurement of lease liabilities for the year ended December 31, 2020
Weighted average remaining lease term – operating leases (in years)	4 years 9 months
Average discount rate – operating lease	4.75%